Income Tax Expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax Expense
11. INCOME TAX EXPENSE

	2019	2018	2017
Profit before income tax expense	5,730,253	4,741,942	5,999,067
Income tax rate (*)	30%	30%	35%

Income tax	(1,719,076)	(1,422,582)	(2,099,673)
Adjustments for calculation of the effective income tax:
Effect of different income tax rate in Paraguay (*)	163,958	119,018	149,277
Effects of the fiscal revaluation and adjustment to reflect inflation for accounting and tax purposes	150,945	(448,142)	(375,535)
Effect of change in tax rate	(281,450)	(8,360)	1,842,147
Other non-taxable income or non-deductible expense, net	(830)	18,752	142,359

Income tax expense	(1,686,453)	(1,741,314)	(341,425)

INCOME TAX
Current	(1,103,295)	(1,614,317)	(1,634,401)
Deferred	(583,158)	(126,997)	1,292,976

Total	(1,686,453)	(1,741,314)	(341,425)

(*)	Statutory income tax rate in Argentina was 30% in 2019 and 2018, and 35% in 2017, while in Paraguay was 10% during all years.
11.1) The deferred income tax assets and liabilities are as follows:

	2019	2018	2017
Deferred tax assets
Loss carryforward from subsidiary	268,836	209,729	43,797
Provisions	93,254	24,123	53,452
Leases	41,345	—	—
Trade accounts receivable	12,475	1,446	2,168
Accounts payable	100,403	—	—
Others	13,062	8,936	17,137

Sub-total	529,375	244,234	116,554

	2019	2018	2017
Deferred tax liabilities
Investments	(5,850)	(4,485)	(40,710)
Other receivables	(39,915)	(32,858)	(4,454)
Property, plant and equipment	(4,525,902)	(4,643,493)	(4,453,467)
Borrowings	(1,084)	—	—
Inventories	(594,220)	(437,629)	(348,962)
Other liabilities	(2,609)	—	—
Taxes payable (adjustment to reflect inflation for tax purposes)	(842,140)	—	—
Others	(343)	(27,022)	(37,855)

Sub-total	(6,012,063)	(5,145,487)	(4,885,448)

Total net deferred tax liabilities	(5,482,688)	(4,901,253)	(4,768,894)

11.2) Unrecognized temporary differences associated with investments:
The temporary differences associated to investments in subsidiaries for which deferred tax liabilities have not been recognized is mainly because the Group does not expect to receive dividends from such subsidiaries and expects profits are re-invested
in their businesses. The detail of unrecognized temporary differences is as follows:

	2019	2018	2017
Subsidiaries	(153,609)	(444,753)	(317,631)
Other	(60)	(909)	(909)

Total	(153,669)	(445,662)	(318,540)

The Group determined that any subsidiaries profits will
not be
distributed in the near future.